Financial Instruments Fair Value Risk - Summary of Reconciliation of Movements in Level 3 Valuations (Detail) - Fair value [Member] - Level 3 Fair Value Measurements of Financial Assets [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets beginning balance	€ (106)	€ 346
Gains and losses recognised in profit and loss	26	94
Gains and losses recognised in other comprehensive income	2	(12)
Purchases and new issues	(89)	(247)
Sales and settlements	(17)	(187)
Transfers into Level 3	83
Transfers out of Level 3		(100)
Assets ending balance	€ (101)	€ (106)